Annual Report


                            BALANCED
                            FUND
                            -----------------
                            DECEMBER 31, 2000
                            -----------------


[LOGO]
T. ROWE  PRICE

REPORT HIGHLIGHTS
--------------------------------------------------------------------------------

Balanced Fund

 . Stocks fell sharply as the Internet bubble burst, technology stocks corrected, and the economy weakened.

 . Bonds rallied amid declining intermediate- and long-term interest rates.

 . The fund posted positive but modest returns for both the six and 12 months ended December 31, 2000.

 . Our broad diversification helped cushion the negative impact of stocks while taking advantage of the bond rally.

 . Lower interest rates should be positive for stocks and bonds, but diversification remains key in today's volatile markets.

UPDATES AVAILABLE

For updates on T. Rowe Price funds following the end of each calendar quarter, please see our Web site at www.troweprice.com.

FELLOW SHAREHOLDERS

U.S. equity markets continued to sober up from 1999's end-of-the-millennium party as investors reacted to a combination of a slowing economy, weaker corporate earnings, and high valuations in the technology sector. The tech-heavy Nasdaq Composite Index suffered its largest calendar year loss ever, and the broader S&P 500 Stock Index was unable to continue its streak of five consecutive years of 20%-plus gains, ending down 9.11% on the year.

International stocks also suffered, dragged down in the tech correction and hampered for most of the year by a weak European currency. Declining intermediate- and long-term interest rates buoyed bonds, however, which outperformed stocks for the first time since 1993. In this volatile environment, the Balanced Fund managed to stay in positive territory for both the 6- and 12-month periods ended December 31, 2000.

----------------------
PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

Periods Ended 12/31/00                      6 Months                  12 Months
-------------------------------------------------------------------------------
Balanced Fund                                  0.56%                    2.09%
Merrill Lynch-Wilshire
 Capital Market Index                         -5.65                    -5.31
Lipper Balanced Fund Index                     0.64                     2.39
Combined Index Portfolio*                     -2.59                    -1.53

*An unmanaged portfolio of 50% domestic stocks (S&P 500), 40% bonds (Lehman
 Brothers U.S. Aggregate Index), and 10% international stocks (MSCI EAFE Index).

In a difficult environment for stocks, the fund posted a 0.56% gain for the six months ended December 31, 2000, and a 2.09% return for the year. Results topped the Merrill Lynch-Wilshire Capital Market Index and our internally generated Combined Index Portfolio for both periods while slightly underperforming the Lipper Balanced Fund Index.

Our broad diversification helped us avoid the worst of the tech correction, with our financial and health care holdings providing the greatest contribution to the stock portfolio. Our fixed-income holdings benefited from the bond rally, offsetting losses in the stock portfolio.

YEAR-END DISTRIBUTIONS

On December 12, 2000, the fund's Board of Directors declared a quarterly dividend of $0.13 per share and a long-term capital gain distribution of $0.37, payable to shareholders of record on that date. Both were paid on December 14. You should have already received your check or statement reflecting these distributions as well as our Form 1099-DIV reporting them for tax purposes for taxable accounts.

MARKET ENVIRONMENT

What took the markets from euphoria to gloom in a matter of months? After a giddy 1999 and early 2000, high-growth companies -- especially speculative dot-com businesses -- ran into a wall of higher short-term interest rates and a slowing economy. The Federal Reserve entered 2000 determined to reduce inflationary pressures by slowing economic growth to sustainable levels. After three short-term interest rate hikes in the first half of the year, the Fed maintained its antiinflation posture until December, when it recognized that the greatest danger to the economy was a slowdown, not inflation. The prolonged presidential election dispute and sharp increases in energy prices also helped dampen consumer and investor confidence during the fourth quarter.

With tech stocks in retreat, investors began looking for companies with solid business plans and greater assurance of profitability, and the market's renewed interest in company fundamentals sparked a remarkable turnaround in market leadership. Investors grew increasingly risk averse, selling the most speculative stocks and seeking safer havens in the energy, financial, and health care sectors.

As the year ended, higher energy costs, falling stock prices, and a spate of earnings warnings contributed to the growing pessimism. Eroding business and consumer confidence led to a drop-off in demand that threatened to snowball into a hard landing -- or even worse. In a surprise move, the Fed cut short-term interest rates by a half point on January 3, 2001, demonstrating its determination to prevent recession.

International markets lost ground as well, driven lower by the severe correction in technology and telecommunications stocks. As in the U.S., the more defensive consumer staple, pharmaceutical, and banking stocks benefited from changing consumer sentiment. European stocks generally held up better than other regions, but ongoing weakness in the euro, the common currency of most of Europe, exaggerated losses for dollar-based investors. The U.S. slowdown appeared to provide support for the region's currency late in the year, however, and the euro rebounded 8% against the dollar in December. Overall, the MSCI EAFE Index of foreign stock markets fell 10.42% over the six-month period and 13.96% for the year.

--------------------
INTEREST RATE LEVELS
-------------------------------------------------------------------------------

                  30-Year                 5-Year                   90-Day
               Treasury Bond           Treasury Note            Treasury Bill

 12/31/99          6.46                     6.33                    5.33
                   6.57                     6.63                    5.59
                   6.13                     6.59                    5.81
 3/00              5.94                     6.42                    5.88
                   5.95                     6.42                    5.78
                   6.14                     6.65                    5.92
 6/00              5.94                     6.25                    5.84
                   5.80                     6.16                    6.20
                   5.71                     6.02                    6.31
 9/00              5.89                     5.90                    6.21
                   5.72                     5.73                    6.36
                   5.66                     5.52                    6.26
 12/31/00          5.44                     4.98                    5.84


Bonds rallied as intermediate- and long-term yields fell during the second half. The Lehman Brothers U.S. Aggregate Index rose 7.35% for the six months and 11.63% for the year. Declining yields helped Treasury bonds outperform corporates over the last six months, especially in the fourth quarter. For much of the year, the Treasury yield curve was inverted, an unusual situation in which shorter-term bonds provide higher yields than longer issues. But the softer economic environment contributed to a steepening of the yield curve, which in the fourth quarter became upward sloping for the first time since last January. Thirty-year Treasury yields dropped 50 basis points (100 basis points equal one percentage point) over the second half of 2000 and slightly more than one percentage point for the year, ending at 5.44%. Five-year Treasuries declined from 6.25% at the end of June to 4.98% at the end of December. High-yield bonds suffered with the slowing economy and collapse of wireless telecom startups, however, and our allocation to below investment-grade bonds fell along with the high-yield market.

STRATEGY AND PORTFOLIO REVIEW

The fund's asset allocation ended the period only slightly changed from the end of June. Among equity holdings, exposure to domestic stocks remained the same at 49%, while international stocks dropped one percentage point, to 13% of net assets. Total equity exposure thus ended the period at 62%, still higher than the 60% weighting that we consider neutral. Exposure to Treasury and agency bonds dropped to

12% from 15%, while our allocation to corporate bonds rose to 19% from 15%. Mortgage-backed securities fell to 6% from 8%, and reserves held steady at only 1% of assets.

------------------------
SECURITY DIVERSIFICATION
--------------------------------------------------------------------------------

Reserves                                     1%
Domestic  Stocks                            49%
Corporate Bonds                             19%
International Stocks                        13%
Treasury and Agency Bonds                   12%
Mortgage-Backed Securities                   6%


Based on net assets as of 12/31/00.

Pharmaceutical and health care services companies were major contributors to fund performance in 2000. Despite presidential election rhetoric hinting at price controls and concern about valuations -- which led to weakness in the summer -- most major drug companies enjoyed a strong year. The merger of Pfizer and Warner-Lambert -- our best-performing stock for the year -- proved attractive to investors. The new Pfizer is now the fund's second-largest holding. Merck, American Home Products, and Novartis were also key contributors for the 12-month period. UnitedHealth Group, a well-managed HMO, rebounded after struggling during a very challenging period for companies involved in health care delivery. Financial services stocks were strong in the back half of the year, profiting from investors' flight to safety and declining interest rates. Insurance giant American International Group, major banks Wells Fargo and Citigroup, and government-sponsored mortgage agency Fannie Mae delivered strong results during the final six months.

Given the drastic tech and telecom sell-off, it's not surprising that most of our losers come from those sectors. Our major detractor for the year was WorldCom, which provides local, long-distance, Internet, and international telecom services in more than 50 countries. A brutal price war in its consumer long-distance business caused earnings estimates to be slashed, and the stock price followed suit. Leading semiconductor maker Intel was our worst performer in the second half, plummeting on weak demand for PCs and warning of no growth in the fourth quarter.

Our international holdings were hurt by the weak European currency -- about half of the international portfolio is in euro-denominated assets.

Telecom Italia bucked the trend during the second half, however. Its investments in telecom companies in Europe and Latin America give it exposure to rapidly growing markets for telecom services. Although returns were negative, our value bias in the international arena kept foreign stocks from being a major detractor to fund performance.

----------------------
BOND PORTFOLIO PROFILE
--------------------------------------------------------------------------------

Weighted Average Effective Duration (years)     6.1
Weighted Average Maturity (years)              10.3
Weighted Average Quality*                       AA-
*Based on T. Rowe Price research.

Bonds were a major plus for the fund in 2000. Performance was bolstered by both a slightly longer duration and also from positive issue and sector selection. Long-term Treasuries were the top-performing sector over the 12 months, although a large portion of that strength came earlier in the year as the yield curve inverted sharply. High-yield bonds hampered returns of our bond portfolio, but our holdings outperformed relative to the major high-yield indices. We avoided any major issue-specific credit problems with the portfolio. We have traditionally kept an approximate split of 80% investment grade and 20% high yield within the fund's bond portfolio. At the end of 2000, the ratio was closer to 90% investment grade and 10% high yield. While market forces have lowered our current allocation, we are looking for opportunities to buy into selected sectors and issues that we believe are well-positioned to weather further market weakness. The average credit quality dipped slightly to AA-.

OUTLOOK

With the economy slowing and inflation under control, the likely scenario now is for lower rates in the first half of 2001. The Fed showed its determination to avoid recession by its surprise rate cut in January, and the market is already pricing in another percentage point of easing into the U.S. market early in 2001. Lower rates should benefit the fixed-income markets and should also help support corporate earnings and give a boost to stocks.

In this environment, we remain optimistic about the long-term prospects for stock and bond returns. Nevertheless, last year's height-ened stock market volatility and rapid shifts in market leadership reinforce the need for the broadly diversified investment strategy that the Balanced Fund offers.


Respectfully submitted,

/s/ Richard T. Whitney

Richard T. Whitney
Chairman of the fund's Investment Advisory Committee

January 20, 2001


The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the fund's investment program.

T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------

---------------------
PORTFOLIO  HIGHLIGHTS
--------------------------------------------------------------------------------

LARGEST HOLDINGS

                           Percent of                                Percent of
                           Net Assets                                Net Assets
                             12/31/00                                  12/31/00
Stocks                                   Bonds
--------------------------------------------------------------------------------
GE                                1.9%   U.S. Treasury                      9.8%
Pfizer                            1.6    Ginnie Mae                         4.6
Exxon Mobil                       1.3    Fannie Mae                         2.1
Citigroup                         1.2    Federal Home Loans                 1.6
American International Group      1.0    LB-UBS Commercial MTG Trust        0.4
SBC Communications                1.0    Time Warner                        0.4
Merck                             0.9    Anheuser-Busch                     0.4
Wal-Mart                          0.8    Comcast Cable Communications       0.3
Intel                             0.7    Distribution Financial Services    0.3
Oracle                            0.7    Sears Credit                       0.3
Total                            11.1%   Total                             20.2%

Note: Table excludes reserves.

T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------

----------------------
PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

BALANCED FUND
--------------------------------------------------------------------------------
                                    [GRAPH]
As of 12/31/00

                     Combined        Merrill Lynch-Wilshire
      Date        Index Portfolio*   Capital Market Index        Balanced Fund

    12/31/90        $ 10,000               $ 10,000                 $10,000
    12/31/91        $ 13,047               $ 12,501                 $12,126
    12/31/92        $ 14,041               $ 13,555                 $13,762
    12/31/93        $ 15,456               $ 15,016                 $15,637
    12/31/94        $ 15,660               $ 14,818                 $15,882
    12/31/95        $ 21,545               $ 18,981                 $18,875
    12/31/96        $ 26,491               $ 21,599                 $21,405
    12/31/97        $ 35,330               $ 26,571                 $26,545
    12/31/98        $ 45,427               $ 31,472                 $27,768
    12/31/99        $ 54,985               $ 36,516                 $31,758
    12/31/00        $ 49,977               $ 34,577                 $35,307

* An unmanaged portfolio of 50% domestic stocks (S&P 500), 40% bonds (Lehman Brothers Aggregate Index), and 10% international stocks (MSCI EAFE Index)

------------------------------------
AVERAGE ANNUAL COMPOUND TOTAL RETURN
--------------------------------------------------------------------------------

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

Periods Ended 12/31/00            1 Year     3 Years   5 Years    10 Years
---------------------------------------------------------------------------
Balanced Fund                      2.09%      9.29%     12.22%     12.48%

Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase.

T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------



FINANCIAL HIGHLIGHTS              For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                        Year
                                       Ended
                                    12/31/00      12/31/99       12/31/98       12/31/97      12/31/96

NET ASSET VALUE
Beginning of period                 $   19.69    $    18.59     $    16.54    $    14.48    $     13.22
Investment activities
   Net investment income (loss)          0.54          0.53           0.53          0.53           0.51
   Net realized and
   unrealized gain (loss)               (0.13)         1.34           2.08          2.18           1.38
   Total from
   investment activities                 0.41          1.87           2.61          2.71           1.89
Distributions
   Net investment income                (0.53)        (0.54)         (0.52)        (0.53)         (0.50)
   Net realized gain                    (0.40)        (0.23)         (0.04)        (0.12)         (0.13)
   Total distributions                  (0.93)        (0.77)         (0.56)        (0.65)         (0.63)

NET ASSET VALUE
End of period                       $   19.17    $    19.69     $    18.59    $    16.54    $     14.48
                                    -------------------------------------------------------------------

Ratios/Supplemental Data

Total return+                            2.09%        10.26%         15.97%        18.97%         14.57%
Ratio of total expenses to
average net assets                       0.79%         0.79%          0.78%         0.81%          0.87%
Ratio of net investment
income (loss) to average
net assets                               2.75%         2.80%          3.04%         3.36%          3.70%
Portfolio turnover rate                  16.5%         20.7%          12.5%         15.5%          22.3%
Net assets, end of period
(in millions)                       $   1,896    $    2,091     $    1,650    $    1,219    $       876


+ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------
                                                               December 31, 2000

-------------------------
PORTFOLIO OF  INVESTMENTS                            Shares/Par            Value
--------------------------------------------------------------------------------
                                                                    In thousands

COMMON STOCKS 61.5%

FINANCIAL 11.1%

Bank and Trust 4.8%
Abbey National (GBP)                                    124,000     $     2,254
ABN Amro Holding (EUR)                                   40,000             910
Australia & New Zealand Banking Group (EUR)              31,000             248
Australia & New Zealand Banking Group ADR                21,500             860
Banca Commerciale Italiana (EUR)                        210,000           1,439
Banco de Bilbao Vizcaya Argentaria ADR                  180,000           2,644
Banco Frances del Rio de la Plata ADR(S)                 17,500             367
Banco Santiago ADR(S)                                    16,000             313
Bank of America                                         191,637           8,791
Bank of New York                                        100,000           5,519
Bank One                                                143,397           5,252
Bankgesellschaft Berlin (EUR)                            57,000             830
Barclays Group (GBP)                                    101,278           3,138
Chase Manhattan                                         205,120           9,320
Deutsche Bank (EUR)                                      18,700           1,572
Dresdner Bank (EUR)                                      20,200             881
DSB Group Holdings (SGD)                                 40,937             463
First Union                                             101,919           2,835
FleetBoston Financial                                    77,341           2,905
Grupo Financiero BBVA Bancomer(S)                        20,000             217
KBC Bancassurance Holdings (EUR)                         25,000           1,083
KeyCorp                                                 100,000           2,800
Mediobanca (EUR)                                        125,100           1,419
Mellon Financial                                        155,000           7,624
Overseas Chinese Bank (SGD)                              33,810             252
Societe Generale (EUR)                                   47,160           2,931
State Street                                             25,000           3,105
Sumitomo Bank (JPY)                                     140,000           1,436
Svenska Handelsbanken (Series A) (SEK)                   78,000           1,335
U.S. Bancorp                                            128,952           3,764
UBS (CHF)                                                32,178           5,251
Wells Fargo                                             180,000          10,024
                                                                    -----------
                                                                         91,782
                                                                    -----------

T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------

                                                     Shares/Par           Value
--------------------------------------------------------------------------------
                                                                   In thousands

Insurance 2.0%

Aegon(S)                                                 49,980     $     2,071
American General                                         48,000           3,912
American International Group                            190,734          18,799
MGIC Investment                                          23,200           1,565
St. Paul                                                 86,000           4,671
Sumitomo Marine & Fire Insurance (JPY)                  175,000           1,128
Torchmark                                                78,600           3,021
UnumProvident                                           100,000           2,687
                                                                    -----------
                                                                         37,854
                                                                    -----------
Financial Services 4.3%

AMBAC                                                    33,300           1,942
American Express                                        157,800           8,669
AXA (EUR)                                                20,600           2,979
Citigroup                                               452,738          23,118
Countrywide Credit                                       63,925           3,212
Fannie Mae                                               78,000           6,767
Freddie Mac                                              48,600           3,347
Goldman Sachs Group                                      25,000           2,674
Household International                                  72,000           3,960
HSBC Holdings (GBP)                                     343,092           5,053
ING Groep (EUR)                                          51,674           4,128
Morgan Stanley Dean Witter                              139,600          11,063
Pearson (GBP)                                           150,000           3,569
Per Se Technologies*                                      4,866              17
Waddell & Reed Financial (Class A)                        6,708             252
Waddell & Reed Financial (Class B)                       28,873           1,083
                                                                    -----------
                                                                         81,833
                                                                    -----------
Total Financial                                                         211,469
                                                                    -----------

UTILITIES 5.9%

Telephone 4.0%

ALLTEL                                                   80,000           4,995
AT&T                                                    299,736           5,189
BellSouth                                               204,000           8,351
British Telecom ADR(S)                                   21,600           1,874
Nippon Telegraph & Telephone(JPY)                           168           1,209

T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------

                                                     Shares/Par           Value
--------------------------------------------------------------------------------
                                                                   In thousands


SBC Communications                                      386,740     $    18,467
Sprint(S)                                               101,800           2,068
Sprint PCS *                                            100,900           2,062
Telebras ADR(S)                                          20,000           1,458
Telecom Corp. of New Zealand (NZD)                      468,000             996
Telecom Italia (EUR)                                    217,220           2,403
Telecom Italia Mobile (EUR)                             271,000           2,163
Telefonica ADR *(S)                                      49,758           2,488
Telefonos de Mexico (Telmex) (Class L) ADR               60,000           2,707
Telekom Malaysia (MYR)                                      200               1
Verizon Communications                                  257,436          12,904
Vodafone Group ADR(S)                                   100,000           3,581
WorldCom *                                              245,637           3,454
                                                                    -----------
                                                                         76,370
                                                                    -----------
Electric Utilities 1.9%

Duke Energy(S)                                           70,115           5,977
E.On (EUR)                                               29,700           1,807
Edison International                                    104,000           1,625
Electrabel (EUR)                                          3,100             701
Empresa Nacional de Electricidad Chile ADR *             13,300             145
Endesa ADR                                               48,800             815
Enersis ADR *                                            18,000             317
Entergy                                                  73,000           3,089
Exelon                                                  126,025           8,848
FirstEnergy(S)                                           75,000           2,367
FPL Group                                                25,600           1,837
GPU(S)                                                   75,000           2,761
Hong Kong Electric Holdings (HKD)                       208,071             768
Niagara Mohawk *                                        102,500           1,711
Sony (JPY)                                               32,000           2,211
                                                                    -----------
                                                                         34,979
                                                                    -----------
Total Utilities                                                         111,349
                                                                    -----------
CONSUMER NONDURABLES 12.1%

Cosmetics 0.3%

Gillette                                                 45,174           1,632
International Flavors & Fragrances                       11,700             238

T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------

                                                     Shares/Par           Value
--------------------------------------------------------------------------------
                                                                   In thousands


Kao (JPY)                                               161,000     $     4,675
Revlon (Class A) *(S)                                     1,800               9
                                                                    -----------
                                                                          6,554
                                                                    -----------
Beverages 1.3%

Anheuser-Busch                                           88,000           4,004
Coca-Cola                                                92,600           5,643
Diageo ADR                                               27,043           1,200
LVMH (EUR)                                               47,705           3,158
PepsiCo                                                 204,000          10,111
                                                                    -----------
                                                                         24,116
                                                                    -----------
Food Processing 1.4%

Agribrands *(S)                                           2,320             124
Cadbury Schweppes ADR(S)                                 63,172           1,832
Carrefour (EUR)                                          24,000           1,508
Corn Products                                             8,225             239
Danisco (DKK)                                            16,000             659
Earthgrains                                               5,120              95
Eridania Beghin-Say (EUR)                                 8,100             704
General Mills                                            65,000           2,897
Heinz                                                    77,000           3,653
McCormick                                                10,300             371
Nestle (CHF)                                              1,724           4,020
Quaker Oats                                              30,000           2,921
Ralston Purina                                           69,612           1,819
Sara Lee                                                165,800           4,072
Sensient Technologies                                    14,200             323
Unilever                                                 14,285             899
Whitman                                                   1,100              18
                                                                    -----------
                                                                         26,154
                                                                    -----------
Hospital Supplies/Hospital Management 1.4%

Abbott Laboratories                                     127,200           6,161
Baxter International                                     50,000           4,416
Becton, Dickinson                                        60,000           2,078
Guidant *                                                42,400           2,287
Health Management (Class A) *                            81,252           1,686
Medtronic                                               126,000           7,607
Millipore                                                   900              57
Smith & Nephew (GBP)                                    171,818             796

13
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T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------

                                                     Shares/Par           Value
--------------------------------------------------------------------------------
                                                                   In thousands

Terumo (JPY)                                             75,000     $     1,640
                                                                    -----------
                                                                         26,728
                                                                    -----------
Pharmaceuticals 6.0%

American Home Products                                  153,200           9,736
Amgen *                                                  51,000           3,262
AstraZeneca Group (SEK)                                  40,360           2,010
Bristol-Myers Squibb                                    138,800          10,262
Daiichi Pharmaceutical (JPY)                              4,000             119
Eli Lilly                                               100,000           9,306
Gehe (EUR)                                               13,550             512
GlaxoSmithKline(S)                                      172,422           9,656
Johnson & Johnson                                        51,900           5,453
Merck                                                   175,800          16,459
Novartis (CHF)                                            1,626           2,874
Pfizer                                                  649,950          29,898
Pharmacia                                               187,500          11,437
Syngenta (CHF) *                                            406              22
Takeda Chemical Industries (JPY)                         44,000           2,602
                                                                    -----------
                                                                        113,608
                                                                    -----------
Biotechnology 0.0%

Covance *(S)                                              7,500              81
Edwards Lifesciences *                                   10,000             177
                                                                    -----------
                                                                            258
                                                                    -----------
Healthcare Services 0.5%

Aetna *                                                  52,695           2,164
Altana (EUR)                                             12,000           1,871
Gentiva Health Services *                                 1,029              14
Synavant *                                                1,410               7
UnitedHealth Group                                       88,200           5,413
                                                                    -----------
                                                                          9,469
                                                                    -----------
Miscellaneous Consumer Products 1.2%

Arctic Cat                                                2,550              30
Benetton Group (EUR)                                    446,200             930
Bridgestone (JPY)                                        69,000             628
Burlington Industries *                                  17,700              31
Colgate-Palmolive                                        60,400           3,899
Energizer Holdings *                                     23,204             496
Fortune Brands                                           40,000           1,200

14
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T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------

                                                     Shares/Par           Value
--------------------------------------------------------------------------------
                                                                   In thousands

Huhtamaki (EUR)                                          10,000     $       267
Imperial Tobacco Group ADR(S)                            15,750             319
Kuraray (JPY)                                           148,000           1,383
Lion Nathan (EUR)                                       175,000             394
Pactiv *                                                    200               2
Philip Morris                                            10,800             475
Philips Electronics ADR(S)                              111,371           4,037
Procter & Gamble                                         98,800           7,749
Takkt (EUR)                                              13,550             121
Tomkins (GBP)                                           300,000             664
Tomkins ADR(S)                                            3,720              31
UST                                                       2,000              56
                                                                         22,712
                                                                    -----------
Total Consumer Nondurables                                              229,599
                                                                    -----------
CONSUMER SERVICES 5.9%

Restaurants 0.0%

Applebee's                                               10,600             336
Darden Restaurants                                        6,300             144
Tricon Global Restaurants *                              15,040             496
                                                                    -----------
                                                                            976
                                                                    -----------
General Merchandisers 2.1%

Costco Wholesale *                                      106,800           4,269
J.C. Penney                                              44,000             479
JUSCO (JPY)                                              67,000           1,453
Marui (JPY)                                              53,000             800
May Department Stores                                    77,100           2,525
Pinault Printemps Redoute (EUR)                          10,000           2,149
Sears                                                    40,000           1,390
Target                                                  244,400           7,882
Tesco (GBP)                                             606,429           2,473
TJX                                                      46,000           1,276
Wal-Mart                                                280,000          14,875
                                                                    -----------
                                                                         39,571
                                                                    -----------
Specialty Merchandisers 1.4%

Callaway Golf                                            13,000             242
Christian Dior (EUR)                                     28,000           1,342

T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------

                                                     Shares/Par           Value
--------------------------------------------------------------------------------
                                                                   In thousands



Circuit City Stores                                     171,800     $     1,976
CVS                                                      50,000           2,997
Gymboree *                                                8,400             115
Heilig-Meyers *                                           4,500               0
Home Depot                                               90,300           4,126
Kroger *(S)                                             200,000           5,412
Office Depot *                                           48,000             342
Omron (JPY)                                              68,000           1,413
Payless Shoesource *                                        192              14
Petrie Stores Liquidation Trust                          33,500              32
Safeway *                                                55,200           3,450
Staples *                                                53,155             630
The Gap                                                 107,300           2,736
Toys "R" Us *                                            64,380           1,074
                                                                    -----------
                                                                         25,901
                                                                    -----------
Entertainment and Leisure 1.1%

Brinker *                                                 8,775             371
Disney                                                  225,417           6,523
Hilton Hotels                                             2,300              24
Hutchison Whampoa (HKD)                                 329,000           4,102
McDonald's                                               60,000           2,040
Park Place Entertainment *                                2,300              28
Reader's Digest (Class A)(S)                             35,000           1,369
Sharp (JPY)                                              72,000             868
Viacom (Class A) *                                        9,000             423
Viacom (Class B) *                                       99,595           4,656
                                                                    -----------
                                                                         20,404
                                                                    -----------
Media and Communications 1.3%

A.H. Belo (Class A)                                      13,600             218
Asatsu (JPY)                                             54,000           1,299
AT&T Canada (Class B) (144a) *(S)                         1,714              45
Clear Channel Communications *                           20,000             969
Comcast (Class A Special) *                             120,000           5,006
Cox Communications (Class A) *                           50,000           2,328
Dun & Bradstreet *                                        7,050             182
Elsevier (EUR)                                           50,000             735
Gannett                                                  27,600           1,740
Gaylord Entertainment *(S)                                3,528              74

T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------

                                                     Shares/Par           Value
--------------------------------------------------------------------------------
                                                                   In thousands

McGraw-Hill                                              64,400     $     3,775
NTL *(S)                                                 18,747             449
Time Warner Telecom                                     122,700           6,410
Tribune                                                  40,000           1,690
                                                                         24,920
                                                                    -----------
Total Consumer Services                                                 111,772
                                                                    -----------
CONSUMER CYCLICALS 2.2%

Automobiles and Related 1.3%

Autoliv(S)                                               21,653             345
Cycle & Carriage (SGD)                                   50,000              96
DaimlerChrysler(S)                                       15,000             618
Dana(S)                                                   1,300              20
Delphi Automotive Systems                                59,968             675
Ford Motor                                              200,043           4,689
Gentex *                                                 36,400             673
Genuine Parts                                            81,975           2,147
GM                                                       85,800           4,370
Goodyear Tire & Rubber                                      300               7
Honda Motor ADR                                          30,100           2,224
ITT Industries                                          100,000           3,875
MIDAS                                                       183               2
Pep Boys                                                  7,100              26
Superior Industries                                       8,000             252
Textron                                                  62,000           2,883
TRW                                                      30,000           1,162
Visteon                                                  14,982             172
                                                                    -----------
                                                                         24,236
                                                                    -----------
Building and Real Estate 0.2%

Capitaland (SGD) *                                      600,000           1,039
Cheung Kong Holdings (HKD)                              183,000           2,340
City Developments (SGD)                                  50,000             232
Interstate Hotels *                                       5,000               8
USG(S)                                                   14,600             329
Wyndham International (Class A) *                       150,001             263
                                                                    -----------
                                                                          4,211
                                                                    -----------

T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------

                                                     Shares/Par           Value
--------------------------------------------------------------------------------
                                                                   In thousands

Miscellaneous Consumer Durables 0.7%

B.F. Goodrich                                            16,744     $       609
Black & Decker                                           36,000           1,413
Eastman Kodak                                            22,600             890
Harley-Davidson                                          15,200             604
Imation *                                                 1,800              28
Masco                                                    99,800           2,564
RadioShack                                               80,000           3,425
Ricoh (JPY)                                             100,000           1,846
Scotts (Class A) *                                       10,000             369
Valspar                                                  36,200           1,165
York                                                      2,600              80
                                                                    -----------
                                                                         12,993
                                                                    -----------
Total Consumer Cyclicals                                                 41,440
                                                                    -----------

TECHNOLOGY 7.1%

Electronic Components 2.9%

Altera *                                                152,000           4,004
Analog Devices *                                        133,600           6,839
EMC *                                                   137,200           9,124
Intel                                                   456,000          13,708
Linear Technology                                       103,200           4,770
Maxim Integrated Products *                             100,000           4,778
Molex(S)                                                 19,071             676
Motorola                                                120,000           2,430
Texas Instruments                                       100,000           4,738
Thermo Electron *                                        18,452             549
Vicor *                                                  12,000             368
Xilinx *                                                 50,400           2,334
                                                                    -----------
                                                                         54,318
                                                                    -----------
Electronic Systems 0.8%

Agilent Technologies *                                   48,933           2,679
Applied Materials *                                      80,000           3,055
Hewlett-Packard                                         176,600           5,574
KLA-Tencor *                                             60,000           2,023
MIPS Technologies *                                       2,037              52
Solectron *                                              38,400           1,302
                                                                    -----------
                                                                         14,685
                                                                    -----------

T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------

                                                     Shares/Par            Value
--------------------------------------------------------------------------------
                                                                    In thousands

Information Processing 0.7%
Adaptec *                                                14,000     $       143
Adecco                                                      292              23
COMPAQ Computer                                         254,000           3,822
Dell Computer *                                           9,600             168
Hitachi ADR                                              15,200           1,316
IBM                                                      96,800           8,228
Storage Technology *                                     10,000              90
                                                                    -----------
                                                                         13,790
                                                                    -----------
Specialized Computer 0.2%
Sun Microsystems *                                      168,400           4,689
                                                                    -----------
                                                                          4,689
                                                                    -----------
Telecommunications 1.3%
Avaya *                                                  11,436             118
Cisco Systems *                                         140,000           5,355
Corning                                                  90,000           4,753
France Telecom ADR                                       25,000           2,142
LM Ericsson (Class B) ADR                               432,000           4,847
Lucent Technologies                                     137,239           1,853
Nortel Networks(S)                                       17,224             552
Pacific Century CyberWorks ADR(S)                        25,687             157
PictureTel *                                              8,800              22
Qwest Communications International *                     35,530           1,457
Tele Norte Leste Participacoes ADR(S)                     2,341              53
Tellabs *                                                46,400           2,620
                                                                    -----------
                                                                         23,929
                                                                    -----------
Aerospace and Defense 1.2%
Boeing                                                   86,000           5,676
Honeywell International                                 159,500           7,546
Lockheed Martin                                          85,811           2,913
Northrop Grumman                                         30,000           2,490
Raytheon (Class A)                                        2,142              62
Raytheon (Class B)                                          500              16
Trinity Industries                                          300               8
United Technologies                                      48,400           3,805
                                                                    -----------
                                                                         22,516
                                                                    -----------
Total Technology                                                        133,927
                                                                    -----------

T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------

                                                     Shares/Par            Value
--------------------------------------------------------------------------------
                                                                    In thousands

CAPITAL EQUIPMENT 4.1%

Electrical Equipment 3.1%
ABB (CHF)                                                12,562     $     1,339
American Power Conversion *                              20,600             255
Canon (JPY)                                              55,000           1,924
Emerson Electric                                         56,200           4,429
GE                                                      766,500          36,744
Hubbell (Class A)(S)                                      8,000             208
Hubbell (Class B)                                        80,252           2,127
Matsushita Electric Industrial (JPY)                    100,000           2,388
Matsushita Electric Works (JPY)                         100,000           1,135
Mitsubishi Electric (JPY)                               190,000           1,168
Tyco International                                      125,964           6,991
                                                                    -----------
                                                                         58,708
                                                                    -----------
Machinery 1.0%
Caterpillar                                              50,000           2,366
Cooper Industries                                           600              28
Danaher                                                  65,600           4,485
Deere                                                   118,000           5,406
Dover                                                     2,400              97
FMC *                                                    42,000           3,011
Foster Wheeler                                            4,600              24
GKN (GBP)                                                90,000             961
Ingersoll-Rand                                            1,500              63
Kennametal                                               11,400             332
S I G Schweis (CHF)                                       2,080           1,314
Stewart & Stevenson                                       6,300             143
Teleflex                                                 10,000             442
                                                                    -----------
                                                                         18,672
                                                                    -----------
Total Capital Equipment                                                  77,380
                                                                    -----------

BUSINESS SERVICES AND
TRANSPORTATION 4.4%

Computer Service and Software 2.4%
Automatic Data Processing                                70,000           4,432
BMC Software *                                           80,000           1,120
Computer Associates                                     112,587           2,195

T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------

                                                     Shares/Par            Value
--------------------------------------------------------------------------------
                                                                    In thousands

Electronic Arts *                                        15,000     $       640
Electronic Data Systems                                  44,223           2,554
First Data                                               80,000           4,215
Intuit *                                                150,000           5,911
Microsoft *                                             150,000           6,511
NCR *                                                     6,718             330
Novell *                                                 45,600             237
Oracle *                                                452,000          13,136
Parametric Technology *                                 262,000           3,529
SmartForce ADR *(S)                                      29,400           1,103
Sybase *                                                  7,000             139
Zixit *(S)                                                3,625              31
                                                                    -----------
                                                                         46,083
                                                                    -----------
Distribution Services 0.3%
Cardinal Health                                          57,939           5,772
                                                                    -----------
                                                                          5,772
                                                                    -----------
Environmental 0.1%
Allied Waste *                                           63,000             918
                                                                    -----------
                                                                            918
                                                                    -----------
Transportation Services 0.2%
Landstar Systems *                                       40,000           2,264
Mitsubishi Heavy Industries (JPY)                       159,000             692
                                                                    -----------
                                                                          2,956
                                                                    -----------
Miscellaneous Business Services 1.0%
British Airport Authorities (GBP)                       108,371           1,001
Cintas(S)                                                10,800             575
Equifax                                                  17,800             511
General Semiconductor *(S)                                  350               2
GTECH *                                                   4,500              92
H&R Block                                                30,900           1,278
Manpower                                                 12,200             464
Moody's                                                  14,100             362
Omnicom Group                                            26,800           2,221
Paychex                                                  94,540           4,600
Sabre Holdings                                           28,906           1,247
United Parcel Service                                    75,000           4,411
Waste Management                                         28,395             788
Zurich Financial Services (CHF)                           3,727           2,246
                                                                    -----------
                                                                         19,798
                                                                    -----------

T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------

                                                     Shares/Par            Value
--------------------------------------------------------------------------------
                                                                    In thousands

Airlines 0.2%
AMR *                                                    40,000     $     1,568
KLM (EUR) *                                              17,250             397
Singapore Airlines (SGD)                                 40,000             397
UAL                                                      30,000           1,168
                                                                    -----------
                                                                          3,530
                                                                    -----------
Railroads 0.2%
Burlington Northern Santa Fe                             75,300           2,132
Norfolk Southern                                         63,200             841
Union Pacific                                            14,000             711
                                                                    -----------
                                                                          3,684
                                                                    -----------
Total Business Services and Transportation                               82,741
                                                                    -----------

ENERGY 5.1%

Energy Services 0.7%
BJ Services *                                            44,200           3,044
Friede Goldman Halter *                                      88               1
Halliburton(S)                                           52,742           1,912
Helmerich & Payne                                        40,000           1,755
Johnson Electric Holdings (JPY)                         488,800             755
Schlumberger                                             45,200           3,613
Tokyo Electric Power (JPY)                               80,000           1,984
Transocean Sedco Forex                                   11,654             536
                                                                    -----------
                                                                         13,600
                                                                    -----------
Exploration and Production 0.1%
Anadarko Petroleum                                        8,994             639
EEX *(S)                                                  7,147              35
Santos (EUR)                                            200,000             670
Ultramar Diamond Shamrock                                 9,100             281
                                                                    -----------
                                                                          1,625
                                                                    -----------
Gas & Gas Transmission 0.5%
El Paso Energy                                           47,766           3,421
Enron                                                    70,000           5,819
Tenneco Automotive                                           40               0
                                                                    -----------
                                                                          9,240
                                                                    -----------
Integrated Petroleum - Domestic 1.5%
Amerada Hess                                            137,700          10,060
BP Amoco ADR                                            214,202          10,255

T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------

                                                     Shares/Par            Value
--------------------------------------------------------------------------------
                                                                    In thousands

Conoco (Class B)                                         73,705     $     2,133
Phillips Petroleum                                       48,300           2,747
USX-Marathon                                            140,000           3,885
                                                                    -----------
                                                                         29,080
                                                                    -----------
Integrated Petroleum - International 2.3%
Chevron                                                  41,400           3,496
ENI SPA ADR(S)                                           26,600           1,711
Exxon Mobil                                             284,963          24,774
Petroleo Brasileiro (Petrobras) ADR                      27,500             646
Repsol ADR(S)                                            72,000           1,161
Royal Dutch Petroleum ADR                                70,000           4,239
Shell Transport & Trading ADR                            36,300           1,792
Texaco                                                   40,727           2,530
TotalFinaElf (Class B) (EUR)                             13,148           1,956
TotalFinaElf ADR                                         18,000           1,308
                                                                    -----------
                                                                         43,613
                                                                    -----------
Total Energy                                                             97,158
                                                                    -----------

PROCESS INDUSTRIES 2.1%

Diversified Chemicals 0.5%
Dow Chemical                                            100,000           3,663
DuPont                                                  112,315           5,426
Hercules                                                  1,800              34
                                                                    -----------
                                                                          9,123
                                                                    -----------
Specialty Chemicals 0.9%
3M                                                       18,600           2,241
A. Schulman                                              26,325             304
Air Liquide (EUR)                                         8,538           1,274
Akzo Nobel (EUR)                                         28,000           1,504
BASF (EUR)                                               36,200           1,637
Bayer (EUR)                                              34,600           1,815
Great Lakes Chemical(S)                                  25,000             930
Imperial Chemical ADR(S)                                 31,000           1,044
Octel *                                                   6,250              72
Pall                                                      8,533             182
Rohm & Haas                                             107,417           3,901
Sumitomo Chemicals (JPY)                                175,000             868
Technip (EUR)                                            15,000           2,177
                                                                    -----------
                                                                         17,949
                                                                    -----------

T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------

                                                     Shares/Par            Value
--------------------------------------------------------------------------------
                                                                    In thousands

Paper and Paper Products 0.4%
Dai Nippon Printing (JPY)                                67,000     $       997
International Paper                                      46,000           1,878
Kimberly-Clark                                           34,400           2,432
Kimberly-Clark de Mexico (Class A) (MXN)                265,000             733
Mead                                                     30,000             941
Sonoco Products                                          13,975             302
                                                                    -----------
                                                                          7,283
                                                                    -----------
Forest Products 0.2%
Georgia-Pacific (Timber Group)                           19,000             569
Georgia-Pacific                                          61,135           1,903
Weyerhaeuser                                             12,700             644
                                                                    -----------
                                                                          3,116
                                                                    -----------
Building & Construction 0.1%
Blue Circle Industries (GBP)                            120,218             796
Del Webb *                                                  100               3
Grupo Dragados (EUR) *                                   16,200             176
Hanson ADR(S)                                             7,875             270
Holderbank Financiere Glarus (CHF)                        1,210           1,456
                                                                    -----------
                                                                          2,701
                                                                    -----------
Total Process Industries                                                 40,172
                                                                    -----------

BASIC MATERIALS 0.9%

Metals 0.8%
Alcoa                                                   150,560           5,044
Anglo American Platinum (ZAR)                            85,000           3,967
Inco *                                                  200,000           3,352
Newmont Mining                                           60,000           1,024
Nucor                                                    52,000           2,064
                                                                    -----------
                                                                         15,451
                                                                    -----------
Mining 0.1%
Lonrho Africa (GBP) *                                    44,911              11
Rio Tinto (EUR)                                          40,000             655
                                                                    -----------
                                                                            666
                                                                    -----------
Miscellaneous Materials 0.0%
Crown Cork & Seal                                         1,400              10

T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------

                                                     Shares/Par            Value
--------------------------------------------------------------------------------
                                                                    In thousands


Malayan Cement (MYR)                                    187,200     $        52
Owens-Illinois *                                         78,500             446
                                                                            508
                                                                    -----------
Total Basic Materials                                                    16,625
                                                                    -----------

MISCELLANEOUS 0.0%

Conglomerates 0.0%
Orkla (Class A) (NOK)                                    34,285             678
                                                                    -----------
                                                                            678
                                                                    -----------
Other Miscellaneous
Syngenta (CHF) *                                          1,003              54
                                                                    -----------
                                                                             54
                                                                    -----------
Total Miscellaneous                                                         732
                                                                    -----------

FOREIGN 0.6%

Europe 0.3%
AXA Colonia Konzern (EUR)                                 6,000             727
CSM (EUR)                                                34,000             843
Man (EUR)                                                35,000             891
Nordea (SEK) *                                          254,080           1,983
Rolls Royce (GBP)                                       405,590           1,213
Seat Pagine Gialle (EUR)                                 17,764              39
                                                                    -----------
                                                                          5,696
                                                                    -----------
Far East 0.1%
Nippon Express (JPY)                                    280,000           1,690
                                                                    -----------
                                                                          1,690
                                                                    -----------
Other Foreign 0.2%
Bobst (CHF)                                                 740           1,055
Companhia Vale do Rio Doce ADR *                         25,000             616
Siemens (EUR)                                            16,900           2,209
Metso (EUR)                                              32,000             357
                                                                    -----------
                                                                          4,237
                                                                    -----------
Total Foreign                                                            11,623
                                                                    -----------
Total Common Stocks (Cost $ 670,658)                                  1,165,987
                                                                    -----------

T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------


                                                                  Shares/Par          Value
-------------------------------------------------------------------------------------------
                                                                               In thousands

PREFERRED STOCKS 0.0%

CSC Holdings (Series M), 11.125% *                                    12,851   $      1,343
                                                                               ------------
Total Preferred Stocks (Cost $1,411)                                                  1,343
                                                                               ------------

CONVERTIBLE PREFERRED STOCKS 0.6%

ProLogis Trust (Series B), 7.00%                                     225,000          6,511
Reckson Associates Realty (Series A), REIT, 7.625%                   200,000          4,850
                                                                               ------------
Total Convertible Preferred Stocks (Cost $10,073)                                    11,361
                                                                               ------------

CORPORATE BONDS 18.5%

Abbey National First Capital, Sub. Notes, 8.20%, 10/15/04     $    1,205,000          1,269
ACME Television, Sr. Notes, 10.875%, 9/30/04                         350,000            303
AES, 10.25%, Sr. Sub. Notes, 7/15/06                                 500,000            516
AFC Enterprises, Sr. Sub. Notes, 10.25%, 5/15/07                     500,000            455
African Development Bank, Sub. Notes, 7.75%, 12/15/01              1,000,000          1,013
Agrosy Gaming, Sr. Sub. Notes, 10.75%, 6/1/09                        250,000            261
AIG Sunamerica Global Financing, Sr. Notes, (144a)
     7.60%, 6/15/05                                                2,600,000          2,746
Alaska Communications, Sr. Sub. Notes, 9.375%, 5/15/09             1,100,000            924
Alcoa, Sr. Notes, 7.375%, 8/1/10                                   1,200,000          1,268
Allegiance Telecom, Sr. Notes, Zero Coupon, 2/15/08                  800,000            504
Allied Holdings, Sr. Notes, 8.625%, 10/1/07                          500,000            380
Allied Waste, Sr. Notes, 7.625%, 1/1/06                              650,000            618
AMERCO, Sr. Notes, 7.85%, 5/15/03                                  1,000,000            963
American Builders & Contractors Supply
   Sr. Sub. Notes, 10.625%, 5/15/07                                  500,000            405
Ameritech Capital Funding, Sr. Notes, 6.15%, 1/15/08               2,000,000          1,916
Amkor Technology
   Sr. Notes, 9.25%, 5/1/06(S)                                       500,000            478
   Sr. Sub. Notes, 10.50%, 5/1/09(S)                                 325,000            310
Anheuser-Busch
   5.75%, 4/1/10                                                   5,000,000          4,805
   6.90%, 10/1/02                                                  2,000,000          2,028
Anteon, Sr. Sub. Notes, 12.00%, 5/15/09                              250,000            220
Applied Extrusion Technology, Sr. Notes, 11.50%, 4/1/02            1,000,000            570

T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------


                                                              Shares/Par           Value
----------------------------------------------------------------------------------------
                                                                            In thousands

ASAT Finance, Sr. Notes, (144a), 12.50%, 11/1/06           $     390,000    $        363
Associated Materials, Sr. Sub. Notes, 9.25%, 3/1/08            1,250,000           1,187
Associates, Sr. Notes, 7.50%, 4/15/02                          1,300,000           1,316
AT&T, Sr. Notes, 6.50%, 3/15/29                                4,000,000           3,189
Atlantic Richfield, Sr. Notes, 8.50%, 4/1/12                   4,000,000           4,651
Atlas Air, 7.63%, 1/2/15                                       3,168,431           3,146
Ball, Sr. Notes, 7.75%, 8/1/06                                   500,000             488
Banesto Delaware, Sub. Notes, 8.25%, 7/28/02                   2,000,000           2,043
Bank United, Jr. Sub. Notes, 10.25%, 12/31/26                  1,000,000             760
BankAmerica, Sub. Notes, 6.625%, 8/1/07                        3,000,000           2,910
BB&T, Sr. Sub. Notes, 6.375%, 6/30/05                          3,000,000           2,899
BCH Cayman Islands, Sub. Notes, 7.50%, 6/15/05                 1,000,000           1,025
BHP Finance, Gtd. Notes, 6.69%, 3/1/06                         2,000,000           1,976
Boeing, Sr. Notes, 8.75%, 8/15/21                              2,000,000           2,415
British Telecommunications, Sr. Notes, 8.125%, 12/15/10        1,110,000           1,126
Burlington Northern Santa Fe
   PTC, 7.33%, 6/23/10                                           766,681             785
   Sr. Notes, 7.00%, 12/15/25                                  2,000,000           1,879
BWAY, Sr. Sub. Notes, 10.25%, 4/15/07                          1,050,000             945
Capital One Bank, Sr. Notes, 8.25%, 6/15/05                    2,500,000           2,539
Century Telephone Enterprises, Sr. Notes, 8.25%, 5/1/24          500,000             487
CenturyTel, Sr. Notes, 8.375%, 10/15/10                        2,500,000           2,595
Charter Communication, Sr. Notes, 10.00%, 4/1/09               1,400,000           1,361
Chase Manhattan Auto Owner Trust, 5.85%, 5/15/03               4,000,000           3,993
Chattem, Sr. Sub. Notes, 12.75%, 6/15/04                       1,000,000             980
Chemical Master Credit Card Trust I
   5.55%, 9/15/03                                                100,000             100
   6.23%, 4/15/05                                                110,000             110
Chrysler Financial, Sr. Notes, 5.875%, 2/7/01                  2,000,000           1,998
Cinemark USA, Sr. Sub. Notes, 8.50%, 8/1/08                      300,000             195
Citibank Credit Card Master Trust I, Zero Coupon, 2/7/03         170,000             169
Citizens Utilities, Sr. Notes, 7.00%, 11/1/25                  1,500,000           1,173
Classic Cable, Sr. Sub. Notes, 9.375%, 8/1/09                    750,000             300
CMS Energy, Sr. Sub. Notes, 9.875%, 10/15/07                     650,000             680
Coca Cola Bottling, Sr. Notes, 7.20%, 7/1/09                   5,000,000           4,993
Coinmach, Sr. Sub. Notes, 11.75%, 11/15/05                       500,000             503
Colt Telecom, Sr. Disc. Notes, STEP, 0%, 12/15/06              1,250,000           1,112

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--------------------------------------------------------------------------------


                                                                 Shares/Par          Value
-------------------------------------------------------------------------------------------
                                                                               In thousands


Comcast Cable Communications, Sr. Notes
   8.125%, 5/1/04                                             $   1,500,000     $     1,566
   8.375%, 5/1/07                                                 4,500,000           4,815
Comstock Resources, Sr. Notes, 11.25%, 5/1/07                       450,000             469
Conoco, Sr. Notes, 6.95%, 4/15/29                                 4,000,000           3,920
Consolidated Container, Sr. Sub. Notes, 10.125%, 7/15/09          1,000,000             880
Consumers Energy, 1st Mtg., 7.375%, 9/15/23                       3,500,000           3,288
Continental Airlines, PTC, 7.206%, 6/30/04                          376,840             377
Corestates Home Equity Loan
   5.10%, 3/15/09                                                    48,657              48
   6.65%, 5/15/09                                                    94,268              95
Corporacion Andina De Fomento, Sr. Notes, 6.75%, 3/15/05          2,500,000           2,466
Cott, Sr. Notes
   8.50%, 5/1/07                                                    125,000             120
   9.375%, 7/1/05                                                   275,000             275
Countrywide Funding, MTN, 6.875%, 9/15/05                           860,000             859
Courtyard by Marriott II, Sr. Secured Notes, 10.75%, 2/1/08         800,000             804
Cox Communications, Sr. Notes, 7.875%, 8/15/09                    3,200,000           3,334
CSX, Sr. Notes, 7.45%, 5/1/07                                     1,000,000           1,022
Dan River, Sr. Sub. Notes, 10.125%, 12/15/03                        600,000             462
Delta Air Lines
   PTC, 8.95%, 1/12/12                                            1,425,561           1,458
   Sr. Notes, 7.70%, 12/15/05                                     2,500,000           2,496
Delta Mills, Sr. Notes, 9.625%, 9/1/07                              120,000             104
Deutsche Financial Capital, 6.75%, 9/15/27                        1,912,028           1,913
Deutsche Telekom, Sr. Notes, 8.00%, 6/15/10                       2,500,000           2,548
Dillards, Sr. Notes, 6.43%, 8/1/04                                2,000,000           1,510
Distribution Financial Services Marine, 6.93%, 9/15/17            6,000,000           6,046
Doane Pet Care, Sr. Sub. Notes, 9.75%, 5/15/07                      600,000             453
Dobson Communications, Sr. Notes, 10.875%, 7/1/10                   550,000             545
Duke Energy, 1st Ref. Mtg.
   6.75%, 8/1/25                                                  1,000,000             880
   7.50%, 8/1/25(S)                                               1,000,000             991
Dyersburg, Sr. Sub. Notes, 9.75%, 9/1/07 *                          500,000              30
Dyncorp, Sr. Sub. Notes, 9.50%, 3/1/07                              575,000             466
Energis, Sr. Sub. Notes, 9.75%, 6/15/09                           1,000,000             910
Energy Corp. of America, Sr. Sub. Notes, 9.50%, 5/15/07             350,000             280


T. ROWE PRICE BALANCED FUND
----------------------------------------------------------------------------------------

                                                            Shares/Par             Value
----------------------------------------------------------------------------------------
                                                                            In thousands

Enron Oil & Gas, Sr. Notes, 6.50%, 12/1/07            $      4,000,000     $       3,900
Equitable Resources, Sr. Notes, 7.75%, 7/15/26               2,000,000             1,924
ERAC USA Finance, Sr. Notes, (144a), 6.75%, 5/15/09          5,000,000             4,678
Exodus Communications, Sr. Notes
   10.75%, 12/15/09                                            550,000               467
   (144a), 11.625%, 7/15/10                                    500,000               445
Fairfax Financial Holdings, Sr. Notes
   7.75%, 12/15/03                                             800,000               763
   8.30%, 4/15/26                                            2,500,000             1,966
Federal Express, MTN, 9.95%, 8/15/06                           500,000               558
First USA Credit Card Trust, 6.50%, 1/18/06                  4,000,000             3,980
Fleet Financial Group, Sub. Notes, 8.625%, 1/15/07             800,000               865
Flextronics International, Sr. Sub. Notes, (144a)
   9.875%, 7/1/10                                            1,050,000             1,029
Focal Communications, Sr. Notes, 11.875%, 1/15/10              250,000               170
Food Lion, Sr. Notes, 8.05%, 4/15/27                         1,900,000             1,634
Ford Capital, Sr. Notes, 9.50%, 6/1/10                       4,000,000             4,593
Ford Motor, Sr. Notes, 7.50%, 8/1/26                         2,500,000             2,338
Ford Motor Credit, Sr. Notes
   7.50%, 3/15/05                                            2,000,000             2,044
   8.20%, 2/15/02                                              170,000               173
Freeport McMoRan Resources, Sr. Notes, 7.00%, 2/15/08          900,000               824
Fresenius Med. Care Capital Trust II, Sr. Notes,
   7.875%, 2/1/08                                            1,000,000               910
Frontier Oil, Sr. Notes, 11.75%, 11/15/09                       50,000                50
Frontiervision
   Sr. Notes, Zero Coupon, 9/15/07                             500,000               420
   Sr. Sub. Notes, 11.00%, 10/15/06                            500,000               470
General Electric Capital, MTN, 7.25%, 5/3/04                 2,000,000             2,081
General Motors Acceptance, MTN, 6.75%, 6/17/02                  80,000                81
Geophysique, Sr. Notes, 10.625%, 11/15/07(S)                   500,000               513
Global Crossing Holdings, Sr. Notes, 9.50%, 11/15/09           600,000               570
Global Imaging, Sr. Sub. Notes, 10.75%, 2/15/07                450,000               338
GMAC Commercial Mortgage Securities, 6.42%, 8/15/08          3,000,000             2,997
Goldman Sachs Group, Sr. Notes, 7.80%, 1/28/10               4,000,000             4,181
Green Tree Financial, 5.75%, 10/15/18                           12,160                12
GTE Florida, 7.41%, 12/15/23                                 1,000,000               943


T. ROWE PRICE BALANCED FUND
----------------------------------------------------------------------------------------

                                                            Shares/Par             Value
----------------------------------------------------------------------------------------
                                                                            In thousands

Halliburton, Sr. Notes, 5.625%, 12/1/08                 $    3,000,000     $       2,837
Harrahs, Sr. Sub. Notes, 7.875%, 12/15/05                      300,000               296
Hawk, Sr. Notes, 10.25%, 12/1/03                               550,000               523
HCC Industries, Sr. Sub. Notes, 10.75%, 5/15/07                675,000               338
Hercules, Sr. Notes, (144a), 11.125%, 11/15/07                 250,000               253
Hexcel, Sr. Sub. Notes, 9.75%, 1/15/09                         325,000               286
HMH Properties, Sr. Notes, 7.875%, 8/1/08                      500,000               475
Holmes Products, Gtd. Notes, 9.875%, 11/15/07                   50,000                20
Horseshoe Gaming, Sr. Sub. Notes, 9.375%, 6/15/07              525,000               530
Household Finance, Sr. Notes, 8.00%, 5/9/05                  2,100,000             2,198
Houston Lighting & Power, 1st Ref. Mtg., 7.50%, 7/1/23       3,000,000             2,814
IBM, Sr. Notes, 6.45%, 8/1/07                                1,000,000               994
Insight Midwest, Sr. Notes, (144a), 10.50%, 11/1/10            500,000               515
Intermedia Communications of Florida
   Sr. Disc. Notes, STEP, 0%, 7/15/07                        1,000,000               600
International Bank For Reconstruction & Development
   Sr. Notes, 7.625%, 1/19/23                                1,800,000             2,084
International Cabletel, Sr. Notes, STEP, 0%, 2/1/06            400,000               348
International Game Technology, Sr. Notes, 8.375%, 5/15/09      500,000               501
International Wire, Sr. Sub. Notes, 11.75%, 6/1/05             800,000               780
Intertek Finance, Sr. Notes, 10.25%, 11/1/06                   500,000               250
ISG Resources, Sr. Sub. Notes, 10.00%, 4/15/08                 500,000               150
Isle of Capri Casinos, Sr. Sub. Notes, 8.75%, 4/15/09          750,000               671
ISP Holdings, Sr. Notes, 9.75%, 2/15/02                      1,000,000               840
Jack in the Box, Sr. Secured Notes, 9.75%, 11/1/03             315,000               315
Jefferson Pilot Capital Trust, (144a), 8.14%, 1/15/46        1,500,000             1,429
KFW International Finance, MTN, 9.14%, 6/4/01 (GBP)            250,000               253
Kimberly-Clark, Sr. Notes, 6.375%, 1/1/28                    5,000,000             4,621
King Pharmaceuticals, Sr. Sub. Notes, 10.75%, 2/15/09          220,000               232
Koppers, Sr. Sub. Notes, 9.875%, 12/1/07                       975,000               899
Kroger, Sr. Notes, 8.05%, 2/1/10                             2,500,000             2,689
L-3 Communications, Sr. Sub. Notes, 10.375%, 5/1/07            300,000               309
LB-UBS Commercial Mortgage Trust, 7.95%, 1/15/10             7,000,000             7,604
Lear, Sr. Notes, 8.11%, 5/15/09                                500,000               453
Lehman Brothers, Sr. Notes, 8.875%, 3/1/02                   1,500,000             1,535
Lennar, Sr. Notes, 9.95%, 5/1/10                               650,000               668
Liberty National Bank & Trust, Sub. Notes, 6.75%, 6/1/03       500,000               501
LifePoint Hospitals, Sr. Sub. Notes, 10.75%, 5/15/09           400,000               432


T. ROWE PRICE BALANCED FUND
----------------------------------------------------------------------------------------

                                                            Shares/Par             Value
----------------------------------------------------------------------------------------
                                                                            In thousands

Manufacturers & Traders Trust Company
   Sr. Sub. Notes, 8.00%, 10/1/10                      $     1,625,000     $       1,696
Mastec, Sr. Sub. Notes, 7.75%, 2/1/08                          500,000               461
MBNA, Sr. Notes, 7.75%, 9/15/05(S)                           1,500,000             1,518
McLeod USA, Sr. Notes, Zero Coupon, 3/1/07                   1,000,000               835
Metromedia Fiber Network, Sr. Notes, 10.00%, 11/15/08        1,200,000             1,020
Millicom International Cellular, Sr. Notes
   Zero Coupon, 6/1/06                                         500,000               390
Mohegan Tribal Gaming Authority, Sr. Notes, 8.125%, 1/1/06   1,000,000             1,000
Morgan Stanley Group, Sr. Notes, 6.875%, 3/1/07              4,000,000             3,986
Motors & Gears, Sr. Notes, 10.75%, 11/15/06                    500,000               465
National Australia Bank Limited, Sub. Notes, 8.60%, 5/19/10  3,200,000             3,554
Nationsbank Credit Card Master Trust, 6.00%, 12/15/05          140,000               140
New Jersey Bell Telephone, Sr. Notes, 6.80%, 12/15/24        2,500,000             2,285
News America Holdings, Gtd. Sr. Notes, 9.25%, 2/1/13         3,090,000             3,296
Nextel Communications, Sr. Disc. Notes
   STEP, 0%, 10/31/07                                        1,600,000             1,188
Nextlink Communications
   Sr. Disc. Notes, STEP, 0%, 6/1/09                           450,000               225
   Sr. Notes, 10.75%, 6/1/09                                   650,000               536
   Sr. Notes, 12.50%, 4/15/06                                  675,000               608
NGC, Sr. Notes, 6.75%, 12/15/05                              1,000,000             1,005
Niagara Mohawk Power, Sr. Notes, 7.625%, 10/1/05             1,512,195             1,565
Norfolk Southern, Sr. Notes, 7.80%, 5/15/27                  4,000,000             4,125
Northland Cable Television, Sr. Sub. Notes, 10.25%,            500,000               330
   11/15/07
Northrop Grumman, Sr. Notes, 7.875%, 3/1/26                  2,000,000             2,015
NTL Communications, Sr. Notes, (144a), 11.875%, 10/1/10        600,000               534
Nuevo Energy, Sr. Sub. Notes, 9.50%, 6/1/08                    500,000               503
NYNEX, Sr. Notes, 9.55%, 5/1/10                                911,856             1,010
Ocean Energy, Sr. Sub. Notes, 8.375%, 7/1/08                   600,000               609
Octel, Sr. Notes, 10.00%, 5/1/06                               800,000               752
Omnicare, Cvt., 5.00%, 12/1/07                                 150,000               123
Oracle, Sr. Notes, 6.91%, 2/15/07                            3,000,000             2,956
Orange, Sr. Notes, 9.00%, 6/1/09                             1,100,000             1,100
Orion Power Holdings, Sr. Notes, (144a), 12.00%, 5/1/10        650,000               705
Owens & Minor, Sr. Sub. Notes, 10.875%, 6/1/06               1,850,000             1,905
P&L Coal Holdings, Sr. Notes, 8.875%, 5/15/08                  300,000               302


T. ROWE PRICE BALANCED FUND
----------------------------------------------------------------------------------------

                                                            Shares/Par             Value
----------------------------------------------------------------------------------------
                                                                            In thousands

Pacific Bell, Sr. Notes, 7.375%, 7/15/43                   $ 4,000,000     $       3,742
Packaging Corp. of America, Sr. Sub. Notes, 9.625%, 4/1/09   1,000,000             1,032
PDVSA Finance, Sr. Notes, 7.40%, 8/15/16                     2,000,000             1,669
Pegasus Communications, Sr. Notes, 9.625%, 10/15/05(S)       1,150,000             1,069
Philadelphia Electric, 1st Ref. Mtg., 5.625%, 11/1/01        3,000,000             2,976
Plains Resources, Sr. Sub. Notes, 10.25%, 3/15/06              500,000               498
Premier Parks
   Sr. Disc. Notes, STEP, 0%, 4/1/08                         1,000,000               690
   Sr. Notes, 9.75%, 6/15/07                                   500,000               482
Price Communications Wireless, Sr. Notes, 9.125%, 12/15/06   1,000,000             1,015
Prime Credit Card Master Trust, 6.70%, 7/15/04                 140,000               140
Province of Manitoba, 7.50%, 2/22/10                         3,000,000             3,273
Quantas Airways, Sr. Notes
   7.50%, 6/30/03                                            1,000,000             1,015
   (144a), 7.75%, 6/15/09                                    3,450,000             3,456
Quest Diagnostics, Gtd. Sr. Sub. Notes, 10.75%, 12/15/06       500,000               525
R&B Falcon, Sr. Notes, 6.75%, 4/15/05                        3,000,000             2,790
Rail Car Trust, 7.75%, 6/1/04                                   58,839                60
RBF Finance, Sr. Notes, 11.00%, 3/15/06                        400,000               464
Repap New Brunswick, Sr. Sec. Notes, 11.50%, 6/1/04            275,000               308
Residential Accredit Loans, 6.75%, 7/25/28                   4,000,000             3,989
Safelite Glass, Sr. Sub. Notes, 9.875%, 12/15/06 *             500,000                 4
Salomon Brothers Commercial Mortgage Trust
   6.592%, 10/18/10                                          5,450,000             5,465
Salomon Brothers Mortgage Securities VII, 7.455%, 4/18/10    3,500,000             3,688
Santander Financial, Gtd. Sub. Notes, 6.375%, 2/15/11        3,000,000             2,755
Sears Credit Account Master Trust
   6.05%, 1/15/08                                            5,455,000             5,469
   6.45%, 10/16/06                                              67,083                67
Security Benefit Life, (144a), 8.75%, 5/15/16                3,000,000             2,905
Siebe, (144a), Sr. Notes
   6.50%, 1/15/10                                            2,000,000             1,952
   7.125%, 1/15/07                                           1,500,000             1,540
Sinclair Broadcast Group, Sr. Sub. Notes, 8.75%, 12/15/07    1,250,000             1,106
Speedway Motorsports, Sr. Sub. Notes, 8.50%, 8/15/07         1,000,000               985
State Street, Sr. Sub. Notes, 7.65%, 6/15/10                 2,225,000             2,361
Station Casinos, Sr. Sub. Notes, 10.125%, 3/15/06              650,000               668


T. ROWE PRICE BALANCED FUND
----------------------------------------------------------------------------------------

                                                            Shares/Par             Value
----------------------------------------------------------------------------------------
                                                                            In thousands

Sun Media, Sr. Sub. Notes
   9.50%, 2/15/07                                      $       550,000     $         534
   9.50%, 5/15/07                                              650,000               630
Swift Energy, Sr. Sub. Notes, 10.25%, 8/1/09                   500,000               513
Telecorp PCS, Sr. Notes, Zero Coupon, 4/15/09                  800,000               548
Telefonica Europe, Sr. Notes, 7.35%, 9/15/05                 1,660,000             1,679
Tenneco Packaging, Sr. Notes, 7.20%, 12/15/05                1,000,000               945
The Pantry, Sr. Sub. Notes, 10.25%, 10/15/07                   275,000               257
Time Warner, Sr. Notes
   7.48%, 1/15/08(S)                                         1,400,000             1,447
   9.15%, 2/1/23                                             5,000,000             5,791
Time Warner Telecom, Sr. Notes, 9.75%, 7/15/08                 150,000               140
Transwestern Publishing, Sr. Sub. Notes, 9.625%,               750,000               728
   11/15/07
TravelCenters of America, Sr. Sub. Notes, (144a)
   12.75%, 5/1/09                                              850,000               825
Travelers Property Casualty, Sr. Notes, 6.75%, 11/15/06      1,500,000             1,490
Triad Hospitals, Sr. Sub. Notes, 11.00%, 5/15/09               650,000               689
Triton PCS, Sr. Sub. Notes, Zero Coupon, 5/1/08                775,000               612
TRW, MTN, 7.37%, 4/18/07                                     2,000,000             1,984
Union Bank Switzerland, Sub. Notes, 7.25%, 7/15/06           1,000,000             1,021
United International Holdings, Sr. Disc. Notes
   STEP, 0%, 2/15/08                                         1,000,000               430
Universal Compression, Sr. Disc. Notes
   STEP, 0%, 2/15/08                                           500,000               405
UtiliCorp United, Sr. Notes, 6.875%, 10/1/04                 3,000,000             2,966
U.S. Department of Veteran Affairs
   9.59%, 3/15/25                                              501,932               534
Venture Holdings Trust, Sr. Sub. Notes, 9.50%, 7/1/05          650,000               195
VoiceStream Wireless, Sr. Notes, 10.375%, 11/15/09             700,000               753
Wal-Mart Stores, Sr. Notes, 6.75%, 5/15/02                   1,000,000             1,010
Washington Mutual, Sub. Notes, 8.25%, 4/1/10                 2,500,000             2,629
Wells Fargo, Sr. Notes, 7.25%, 8/24/05                       3,000,000             3,112
WestAmerica Bank, Sub. Notes, 6.99%, 9/30/03                 1,500,000             1,475
Western Wireless, Sr. Sub. Notes, 10.50%, 2/1/07               375,000               386
Westinghouse Air Brake, Sr. Notes, 9.375%, 6/15/05             750,000               690
Westpoint Stevens, Sr. Notes, 7.875%, 6/15/05                  175,000               128
Willamette Industries, MTN, 7.85%, 7/1/26                    1,000,000               962


T. ROWE PRICE BALANCED FUND
----------------------------------------------------------------------------------------

                                                            Shares/Par             Value
----------------------------------------------------------------------------------------
                                                                            In thousands

Worldcom, Sr. Notes, 6.95%, 8/15/28                   $      4,000,000     $       3,360
Ziff Davis Media, Sr. Sub. Notes, (144a), 12.00%,              350,000               273
   7/15/10
                                                                           -------------
Total Corporate Bonds (Cost $361,425)                                            349,974
                                                                           -------------

U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 6.3%

Federal Home Loan Mortgage Assn.
     6.50%, 7/1/29                                           3,858,674             3,804
     7.00%, 11/1/30                                          8,244,109             8,254
     7.50%, 11/1/30                                          6,189,282             6,274
     8.00%, 3/1/17                                              10,657                11
     10.00%, 10/1/10                                             9,303                 9
Federal National Mortgage Assn.
     6.00%, 10/25/08 - 3/1/29                                7,631,653             7,495
     7.00%, 4/1/26                                              43,999                44
     7.50%, 11/1/29                                          4,669,739             4,733
     REMIC, 6.50%, 7/25/08                                     496,827               497
Government National Mortgage Assn.
   I
     6.00%, 1/15/29                                          8,105,942             7,870
     6.50%, 9/15/25 - 5/15/29                               29,704,051            29,397
     7.00%, 12/15/23 - 5/15/29                              24,301,247            24,423
     7.50%, 9/15/22 - 12/15/28                              13,134,540            13,369
     8.00%, 6/15/17 - 7/15/28                                5,570,743             5,728
     8.50%, 3/15/05 - 2/15/25                                2,714,446             1,777
     9.00%, 6/15/19 - 2/15/20                                   44,676                47
     9.50%, 8/15/09 - 9/15/21                                  334,814               351
     10.00%, 11/15/09                                           21,498                22
     10.50%, 5/15/15                                            10,966                12
     11.00%, 3/15/10 - 1/15/20                                 453,233               487
     11.50%, 3/15/10 - 3/15/16                                 775,106               841
     PL, 8.875%, 2/15/30                                       666,527               668
     GPM, 9.50%, 9/15/09                                        64,471                68


T. ROWE PRICE BALANCED FUND
----------------------------------------------------------------------------------------

                                                            Shares/Par             Value
----------------------------------------------------------------------------------------
                                                                            In thousands
   8.50%, 6/20/25 - 6/20/26                           $      1,949,798       $     2,002
   9.00%, 10/20/16 - 6/20/20                                   177,407               184
   9.50%, 8/20/22                                               27,197                28
   10.00%, 10/20/16 - 1/20/22                                   48,549                51
   ARM, 6.75%, 8/20/23                                          91,858                93
                                                                             -----------
Total U.S. Government Mortgage-Backed Securities (Cost $116,008)                 118,539
                                                                             -----------
U.S. GOVERNMENT OBLIGATIONS/
AGENCIES 11.9%

Federal Home Loan Banks
   6.34%, 10/19/05                                           4,875,000             4,979
   6.425%, 8/14/02                                           6,450,000             6,444
Federal Home Loan Mortgage
   6.45%, 4/29/09                                            2,000,000             1,956
Federal National Mortgage Assn.
   5.80%, 12/10/03                                          13,000,000            13,065
   6.47%, 9/25/12                                            3,000,000             3,057
   7.125%, 2/15/05                                          10,000,000            10,501
U.S. Treasury Bonds
   5.50%, 8/15/28ss.                                         7,500,000             7,442
   6.50%, 11/15/26ss.                                       45,750,000            51,392
   7.125%, 2/15/23ss.                                       15,500,000            18,466
   7.25%, 5/15/16ss.                                        12,000,000            14,137
   8.125%, 8/15/19 - 8/15/21ss.                              3,650,000             4,767
   8.75%, 5/15/20                                            1,000,000             1,373
   9.25%, 2/15/16ss.                                         3,000,000             4,143
   11.625%, 11/15/04ss.                                         20,000                25
   11.75%, 2/15/01                                             200,000               201
   13.125%, 5/15/01                                            200,000               205
   13.875%, 5/15/11ss.                                         190,000               265
U.S. Treasury Inflation-Indexed Notes
   3.375%, 1/15/07ss.                                        1,098,180             1,077
U.S. Treasury Notes
   5.25%, 1/31/01                                            5,000,000             4,998
   5.75%, 6/30/01                                           37,000,000            37,004
   5.875%, 11/15/04ss.                                       3,500,000             3,591
   6.00%, 9/30/02                                            2,000,000             2,025


T. ROWE PRICE BALANCED FUND
----------------------------------------------------------------------------------------

                                                            Shares/Par             Value
----------------------------------------------------------------------------------------
                                                                            In thousands

     6.25%, 2/15/03(S)                                  $  20,500,000    $        20,942
     7.50%, 11/15/01(S)                                     1,310,000              1,331
     7.75%, 2/15/01                                         2,500,000              2,504
     7.875%, 11/15/04(S)                                    8,150,000              8,923
                                                                         ---------------
   Total U.S. Government Obligations/Agencies (Cost $218,866)                    224,813
                                                                         ---------------

   SHORT-TERM INVESTMENTS 5.0%

   Money Market Funds 5.0%
   Reserve Investment Fund, 6.69% #                        94,648,078             94,648
                                                                         ---------------
   Total Short-Term Investments (Cost $94,648)                                    94,648
                                                                         ---------------

   Total Investments in Securities

   103.7% of Net Assets (Cost $1,473,630)                                $     1,966,665

   Other Assets Less Liabilities                                                 (70,945)
                                                                         ---------------
   NET ASSETS                                                            $     1,895,720
                                                                         ===============

       # Seven-day yield
       * Non-income producing
     ADR American Depository Receipt
     ARM Adjustable Rate Mortgage
     GPM Graduated Payment Mortgage
     MTN Medium Term Note
      PL Project Loan
     PTC Pass-through Certificate
    REIT Real Estate Investment Trust
   REMIC Real Estate Mortgage Investment Conduit
    STEP Stepped coupon note for which the interest
         rate will adjust on specified future date(s)
    144a Security was purchased pursuant to Rule
         144a under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers -- total of such securities at period-end amounts to 1.25% of net assets.

     CHF Swiss franc
     DKK Danish krone
     EUR Euro
     GBP British sterling
     HKD Hong Kong dollar
     JPY Japanese yen
     MXN Mexican peso
     MYR Malaysian ringgit
     NOK Norwegian krone
     NZD New Zealand dollar
     SEK Swedish krona
     SGD Singapore dollar
     ZAR South African rand
     (S) All or a portion of this security is on loan at December 31, 2000 - See Note 2.

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------
                                                               December 31, 2000

-----------------------------------
STATEMENT OF ASSETS AND LIABILITIES                                        Value
--------------------------------------------------------------------------------
In thousands                                                        In thousands

Assets
Investments in securities, at value (cost $1,473,630)      $           1,966,665
Securities lending collateral                                            251,192
Receivable for investment securities sold                                102,015
Other assets                                                              15,605
                                                           ---------------------
Total assets                                                           2,335,477
                                                           ---------------------
Liabilities
Obligation to return securities lending collateral                       251,192
Payable for shares redeemed                                              186,743
Other liabilities                                                          1,822
                                                           ---------------------
Total liabilities                                                        439,757
                                                           ---------------------

NET ASSETS                                                 $           1,895,720
                                                           =====================
Net Assets Consist of:
Accumulated net investment income - net of                 $               1,095
  distributions
Accumulated net realized gain/loss - net of                               36,475
  distributions
Net unrealized gain (loss)                                               493,004
Paid-in-capital applicable to 98,865,014 shares of
$0.01 par value capital stock outstanding;
1,000,000,000 shares authorized                                        1,365,146
                                                           ---------------------

NET ASSETS                                                 $           1,895,720
                                                           =====================
NET ASSET VALUE PER SHARE                                  $               19.17
                                                           =====================

The accompanying notes are an integral part of these financial statements.

37
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T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------

------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
In thousands

                                                                          Year
                                                                         Ended
                                                                      12/31/00

Investment Income (Loss)
Income
   Interest                                                          $   54,577
   Dividend                                                              18,335
   Securities lending                                                       430
                                                                     ----------
   Total income                                                          73,342
                                                                     ----------
Expenses
   Investment management                                                  9,675
   Shareholder servicing                                                  6,255
   Custody and accounting                                                   260
   Prospectus and shareholder reports                                       153
   Registration                                                              37
   Legal and audit                                                           14
   Directors                                                                 10
   Miscellaneous                                                             11
                                                                     ----------
   Total expenses                                                        16,415
   Expenses paid indirectly                                                 (41)
                                                                     ----------
   Net expenses                                                          16,374
                                                                     ----------
Net investment income (loss)                                             56,968
                                                                     ----------
Realized and Unrealized Gain (Loss)
Net realized gain (loss)
   Securities                                                            85,370
   Foreign currency transactions                                            (83)
                                                                     ----------
   Net realized gain (loss)                                              85,287
                                                                     ----------
Change in net unrealized gain or loss
   Securities                                                           (99,246)
   Other assets and liabilities
   denominated in foreign currencies                                        (20)
                                                                     ----------
   Change in net unrealized gain or loss                                (99,266)
                                                                     ----------
Net realized and unrealized gain (loss)                                 (13,979)
                                                                     ----------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                               $   42,989
                                                                     ==========

The accompanying notes are an integral part of these financial statements.

38
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T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------

-------------------------------------
STATEMENT OF  CHANGES IN  NET  ASSETS
--------------------------------------------------------------------------------
In thousands

                                                             Year
                                                            Ended
                                                         12/31/00      12/31/99

   Increase (Decrease) in Net Assets
   Operations
     Net investment income (loss)                    $     56,968   $    54,546
     Net realized gain (loss)                              85,287        27,782
     Change in net unrealized gain or loss                (99,266)       11,575
                                                     --------------------------
     Increase (decrease) in net assets from
     operations                                            42,989       193,903
                                                     --------------------------
   Distributions to shareholders
     Net investment income                                (55,873)      (55,273)
     Net realized gain                                    (42,320)      (24,139)
                                                     --------------------------
     Decrease in net assets from distributions            (98,193)      (79,412)
                                                     --------------------------
   Capital share transactions *
     Shares sold                                          508,002       786,592
     Distributions reinvested                              94,553        76,225
     Shares redeemed                                     (742,345)     (536,393)
                                                     --------------------------
     Increase (decrease) in net assets from capital
     share transactions                                  (139,790)      326,424
                                                     --------------------------
   Net Assets

   Increase (decrease) during period                     (194,994)      440,915
   Beginning of period                                  2,090,714     1,649,799
                                                     --------------------------
   End of period                                     $  1,895,720   $ 2,090,714
                                                     ==========================
   *Share information
     Shares sold                                           25,894        41,479
     Distributions reinvested                               4,864         4,008
     Shares redeemed                                      (38,077)      (28,071)
                                                     --------------------------
     Increase (decrease) in shares outstanding             (7,319)       17,416

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------
                                                               December 31, 2000

-------------------------------
NOTES TO  FINANCIAL  STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Balanced Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company and commenced operations on December 31, 1939. The fund seeks to provide capital growth, current income, and preservation of capital through a portfolio of stocks and fixed-income securities.

The accompanying financial statements were prepared in accordance with gen-erally accepted accounting principles, which require the use of estimates made by fund management.

Valuation Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service.

Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Currency Translation Assets and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------

Premiums and Discounts Premiums and discounts on debt securities, other than mortgage-backed securities (MBS), are amortized for both financial reporting and tax purposes. Premiums and discounts on all MBS are recognized upon disposition or principal repayment as gain or loss for financial reporting purposes. For tax purposes, premiums and discounts on MBS acquired on or before June 8, 1997, are recognized upon disposition or principal repayment as ordinary income. For MBS acquired after June 8, 1997, premiums are recognized as gain or loss; discounts are recognized as gain or loss, except to the extent of accrued market discount.

In November, 2000, the American Institute of Certified Public Accountants issued a revised Audit and Accounting Guide -- Audits of Investment Companies (the guide), which will be adopted by the fund as of January 1, 2001. The guide requires all premiums and discounts on debt securities to be amortized, and gain/loss on paydowns of MBS to be accounted for as interest income. Upon adoption, the fund will adjust the cost of its debt securities, and corresponding unrealized gain/loss thereon, in the amount of the cumulative amortization that would have been recognized had amortization been in effect from the purchase date of each holding. This adjustment will have no effect on the fund's net assets or results of operations.

Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with generally accepted accounting principles. Expenses paid indirectly reflect credits earned on daily uninvested cash balances at the custodian and are used to reduce the fund's custody charges.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------

Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102%-105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account by the fund's lending agent. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At December 31, 2000, the value of loaned securities was $223,053,000; aggregate collateral consisted of $251,192,000 in the securities lending collateral pool.

Other Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $187,927,000 and $268,875,000, respectively, for the year ended December 31, 2000. Purchases and sales of U.S. government securities aggregated $145,046,000 and $253,714,000, respectively, for the year ended December 31, 2000.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income.

In order for the fund's capital accounts and distributions to shareholders to reflect the tax character of certain transactions, the following reclassifications were made during the year ended December 31, 2000. The reclassifications relate primarily to a tax practice that treats a portion of the proceeds from each redemption of capital shares as a distribution of taxable net investment income and/or realized capital gain. The results of operations and net assets were not affected by the increases/(decreases) to these accounts.

--------------------------------------------------------------------------------
Undistributed net realized gain                                     $(8,702,000)
Paid-in-capital                                                       8,702,000

At December 31, 2000, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled

T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------

$1,473,630,000. Net unrealized gain aggregated $493,035,000 at period-end, of which $568,373,000 related to appreciated investments and $75,338,000 to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group (Price Group). The investment management agreement between the fund and the manager provides for an annual investment management fee, of which $819,000 was payable at December 31, 2000. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.15% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by Price Group (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. At December 31, 2000, and for the year then ended, the effective annual group fee rate was 0.32%. The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

In addition, the fund has entered into agreements with Price Associates and two wholly owned subsidiaries of Price Associates, pursuant to which the fund receives certain other services. Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $5,585,000 for the year ended December 31, 2000, of which $426,000 was payable at period-end.

The fund may invest in the Reserve Investment Fund and Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds and other accounts sponsored by Price Group, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the year ended December 31, 2000, totaled $2,398,000 and are reflected as interest income in the accompanying Statement of Operations.

T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------

-----------------------------------
REPORT OF  INDEPENDENT  ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of
T. Rowe Price Balanced Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Balanced Fund, Inc. (the "Fund") at December 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with custodians, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP


Baltimore, Maryland
January 19, 2001

T. ROWE PRICE BALANCED FUND
--------------------------------------------------------------------------------

-----------------------------------------------------------------
TAX  INFORMATION  (UNAUDITED) FOR THE  TAX  YEAR  ENDED  12/31/00
--------------------------------------------------------------------------------

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund's distributions to shareholders included:

 .    $1,373,000 from short-term capital gains

 .    $49,650,000 from long-term capital gains, subject to the 20% rate gains category.

For corporate shareholders, $12,433,000 of the fund's distributed income and short-term capital gains qualified for the dividends-received deduction.
--------------------------------------------------------------------------------

For fund and account information or to conduct transactions, 24 hours, 7 days a week
By touch-tone telephone
Tele*Access 1-800-638-2587
By Account Access on the Internet
www.troweprice.com/access

For assistance with your existing fund account, call:
Shareholder Service Center
1-800-225-5132

To open a brokerage account or obtain information, call:
1-800-638-5660

For the hearing impaired, call:
1-800-367-0763

Internet address:
www.troweprice.com

Plan Account Lines for retirement plan participants:
The appropriate 800 number appears on your retirement account statement.

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland  21202

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus appropriate to the fund or funds covered in this report.

Walk-In Investor Centers:
For directions, call 1-800-225-5132 or visit our Web site at www.troweprice.com/investorcenters

Baltimore Area
Downtown
105 East Lombard Street
Owings Mills
Three Financial Center
4515 Painters Mill Road

Boston Area
386 Washington Street
Wellesley

Colorado Springs
2260 Briargate Parkway

Los Angeles Area
Warner Center
21800 Oxnard Street, Suite 270
Woodland Hills

San Francisco Area
1990 North California Boulevard
Suite 100
Walnut Creek

Tampa
4200 West Cypress Street
10th Floor

Washington, D.C.
900 17th Street N.W.
Farragut Square


[LOGO OF T. ROWE PRICE]

T. Rowe Price Investment Services, Inc., Distributor.